Submission	Aug. 21, 2025
Submission [Line Items]
Central Index Key	0001524115
Registrant Name	J.P. Morgan Access Multi-Strategy Fund II
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A